Share Repurchase Programs	12 Months Ended
Dec. 31, 2010
Share Repurchase Programs
Share Repurchase Programs

20.                Share Repurchase Programs

The Company’s Board has approved four share repurchase programs since 2006 authorizing management to repurchase the Company’s ordinary shares to enhance shareholder value. The timing and actual number of shares subject to repurchase were at the discretion of the Company’s management and contingent on a number of factors and limitations, including the price of the Company’s stock, corporate and regulatory requirements, alternative investment opportunities and other market conditions. The stock repurchase programs specified a maximum number of shares subject to repurchase and had an expiration date and could have been limited or terminated at any time without prior notice.

The Company accounts for repurchased ordinary shares under the cost method and include such treasury stock as a component of the common shareholders’ equity. Cancellation of treasury stock is recorded as a reduction of ordinary shares, additional paid-in-capital and retained earnings, as applicable. An excess of purchase price over par value is allocated to additional paid-in-capital firstly with any remaining excess charged entirely to retained earnings.

There was no other share repurchase program authorized nor any stock repurchase made during the years ended December 31, 2009 and 2010.  As of December 31, 2009 and 2010, the Company did not have any repurchased shares pending cancellation.